Note 4 - Loans (Detail) - Past Due Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
30-59 Days Past Due	$ 5,311	$ 7,717
60-89 Days Past Due	1,253	5,052
Greater Than 90 Days	6,959	11,302
Total Past Due	13,523	24,071
Current	313,946	295,668
Total Loans Receivable	327,469	319,739
Real Estate Secured [Member] | Residential 1-4 Family [Member]
30-59 Days Past Due	2,712	4,897
60-89 Days Past Due	834	957
Greater Than 90 Days	5,385	4,981
Total Past Due	8,931	10,835
Current	165,490	155,579
Total Loans Receivable	174,421	166,414
Real Estate Secured [Member] | Multifamily [Member]
30-59 Days Past Due		391
60-89 Days Past Due	379
Greater Than 90 Days		1,318
Total Past Due	379	1,709
Current	5,176	3,435
Total Loans Receivable	5,555	5,144
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
30-59 Days Past Due	1,711	387
60-89 Days Past Due		3,503
Greater Than 90 Days	127	962
Total Past Due	1,838	4,852
Current	78,446	76,401
Total Loans Receivable	80,284	81,253
Real Estate Secured [Member] | Construction and Land Development [Member]
30-59 Days Past Due	182	933
60-89 Days Past Due		115
Greater Than 90 Days	999	3,781
Total Past Due	1,181	4,829
Current	39,124	34,412
Total Loans Receivable	40,305	39,241
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
30-59 Days Past Due	686	1,055
60-89 Days Past Due	29	405
Greater Than 90 Days	394	260
Total Past Due	1,109	1,720
Current	23,402	23,415
Total Loans Receivable	24,511	25,135
Non-Real Estate Secured [Member] | Consumer Portfolio Segment [Member]
30-59 Days Past Due	20	54
60-89 Days Past Due	11	72
Greater Than 90 Days	54
Total Past Due	85	126
Current	2,308	2,426
Total Loans Receivable	$ 2,393	$ 2,552